S000058957 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	125 Months Ended	237 Months Ended	369 Months Ended	481 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.16%	15.46%	16.03%
Performance Inception Date							Dec. 12, 1985
Class C
Prospectus [Line Items]
Average Annual Return, Percent	22.06%	15.72%	15.72%
Performance Inception Date						Apr. 03, 1995
Class I
Prospectus [Line Items]
Average Annual Return, Percent	23.31%	16.93%	16.94%
Performance Inception Date					Mar. 21, 2006
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.17%	14.23%	14.59%
Performance Inception Date					Mar. 21, 2006
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.64%	12.89%	13.48%
Performance Inception Date					Mar. 21, 2006
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	23.43%	17.12%	17.10%
Performance Inception Date				Jul. 31, 2015